CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement of comprehensive income [abstract]
Net income/(loss)		$ 8,829	$ 11,904	$ 28,744
Actuarial gains/(losses) on defined benefit pension plans		1,028	(276)	461
Income tax effect on income and expenses recognised in OCI	[1]	(239)	66	(105)
Items that will not be reclassified to the Consolidated statement of income		790	(211)	356
Foreign currency translation effects		(1,943)	(587)	(3,609)
Share of OCI from equity accounted investments		(42)	(113)	424
Items that may subsequently be reclassified to the Consolidated statement of income		(1,985)	(701)	(3,186)
Other comprehensive income/(loss)		(1,196)	(911)	(2,829)
Total comprehensive income/(loss)		7,633	10,992	25,914
Attributable to the shareholders of the company		7,611	10,974	25,917
Attributable to non-controlling interests		$ 23	$ 19	$ (3)

[1]	1) Other Comprehensive Income (OCI).